Fair Value (Aggregate Fair Value, Contractual Balance And Gain Or Loss) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value [Abstract]
Aggregate fair value	$ 283,165	$ 135,711
Contractual balance	274,401	133,993
Gain	$ 8,764	$ 1,718